New Accounting Standards	9 Months Ended
Sep. 25, 2022
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Standards
2)	New Accounting Standards
Other than the recent accounting pronouncements disclosed in the Company’s Combined financial statements for the fiscal year ended December 31, 2021, there have been no new accounting pronouncements or changes in accounting pronouncements during the nine months ended September 25, 2022 that are significant or potentially significant to the Company.